Share-based awards - General (Details)		12 Months Ended
	Apr. 01, 2015 shares	Mar. 31, 2023 shares	Mar. 31, 2022	Mar. 31, 2021	Jul. 30, 2019
Share-based awards
Number of shares authorized but unissued		305,164,328
ADS ratio		8	8	8	8
2014 Plan
Share-based awards
Plan term		10 years
2014 Plan | Maximum
Share-based awards
Additional number of shares subject to award	200,000,000